Investments (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of investments in joint ventures and associates
The change in investments is as follows:

	EMG	Skookumchuck	Tent Mountain	EIP	Ekona	Total
Classification	Equity-accounted	Equity-accounted	Equity-accounted	FVTPL	FVTOCI
Balance, Dec. 31, 2021	12	93	—	—	—	105
Investment	—	—	—	10	2	12
Equity income (loss)	(1)	10	—	—	—	9
Distributions received	—	(5)	—	—	—	(5)
Changes in foreign exchange rates	1	7	—	1	—	9
Net change in fair value recognized in OCI	—	—	—	—	(1)	(1)
Balance, Dec. 31, 2022	12	105	—	11	1	129
Investment	—	—	10	4	—	14
Equity income (loss)	(4)	8	—	—	—	4
Distributions received	—	(6)	—	—	—	(6)
Changes in foreign exchange rates	—	(3)	—	—	—	(3)
Balance, Dec. 31, 2023	8	104	10	15	1	138
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck, EMG and Tent Mountain, is as follows:

Year ended Dec. 31	2023	2022	2021
Results of operations
Revenues and other operating income	22	24	19
Expenses	(18)	(15)	(10)
Proportionate share of net earnings	4	9	9